Commitments and Contingencies - Future Minimum Lease Payments Under All Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Future Minimum Payments Under Non Cancelable Operating Leases With Initial Terms Of One Year Or More [Line Items]
Fiscal 2013	$ 21,415	$ 3,210
Fiscal 2014	18,228	2,898
Fiscal 2015	13,231	2,549
Fiscal 2016	11,425	1,589
Fiscal 2017	10,049	1,224
Thereafter	42,871	19,160
Total	$ 117,219	$ 30,630